Label	Element	Value
THE HARTFORD SHORT DURATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

may 7, 2020

SUPPLEMENT TO

HARTFORD FIXED INCOME FUNDS PROSPECTUS

DATED FEBRUARY 28, 2020, AS SUPPLEMENTED through MAY 1, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD SHORT DURATION FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
2.	Effective immediately, under the heading “The Hartford Short Duration Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, footnote one to the Shareholder Fees table is deleted in its entirety and replaced with the following:

(1) Investments of $500,000 or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge if such shares are purchased prior to July 1, 2020, or a 0.75% contingent deferred sales charge if such shares are purchased on or after July 1, 2020.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $500,000 or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge if such shares are purchased prior to July 1, 2020, or a 0.75% contingent deferred sales charge if such shares are purchased on or after July 1, 2020.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.